Income Taxes - Details of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Canadian	$ 140	$ 127
Foreign	607	559
Current income tax, Total	747	686
Canadian	(7)	16
Foreign	4	4
Deferred income tax, Total	(3)	20
Income tax provision, Total	$ 744	$ 706